Income Tax - Summary of Reconciliation of Current And Effective Income Tax Rates Explanatory (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
(Loss) profit before income tax	$ (2,395,820)	$ 717,546	$ (100,905)
Current income tax rate	30.00%	30.00%	30.00%
Income tax at statutory rate	$ 718,746	$ (215,264)	$ 30,272
Plus (less) effects of income tax on the following items:
Share-based payments	(879,067)	(156,943)	(115,370)
Annual adjustment for inflation	(114,857)	(104,890)	(90,219)
Unrecognized tax earnings (losses) in no taxable entities	(117,067)	104,735	(20,955)
Non-deductible expenses	(188,478)	(110,469)	(83,703)
Effect of inflation on property, furniture, equipment, and leasehold improvements	78,659	61,602	48,049
Restatement of tax losses		(6)	(92)
Non-cumulative income	58,072	40,790	21,253
Others	241	(2,679)	5,517
Total	$ (443,751)	$ (383,124)	$ (205,248)
Effective income tax rate	(18.50%)	53.40%	(203.40%)